4. Inventory (Details Narrative) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory Details Narrative
Product supply inventory	$ 569,728	$ 285,067	$ 70,000
Component purchases and progress billings	$ 196,198	2,219,476	5,714,905
Other inventory		$ 211,370	$ 0